Share-based payments - Schedule of RSU Transactions (Details) - shares	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022
Number
Options/RSUs outstanding, beginning balance (in shares)	2,722,690	2,498,973
Granted (in shares)	1,580,506	739,420
Cancelled (in shares)	(187,749)	(173,555)
Options/RSUs outstanding, ending balance (in shares)	4,055,199	2,722,690
Omnibus Plan
Number
Options/RSUs outstanding, beginning balance (in shares)	215,590	137,117
Granted (in shares)	209,187	152,320
Settled (in shares)	(87,034)	(49,968)
Cancelled (in shares)	(19,661)	(23,879)
Options/RSUs outstanding, ending balance (in shares)	318,082	215,590